Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Expenses by nature [abstract]
Staff costs	£ 587	£ 585
Other administration expenses	433	368
Depreciation, amortisation and impairment	321	271
Total operating expenses before impairment losses, provisions and charges	£ 1,341	£ 1,224	[1]

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.